DEFERRED ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED - Rollforward of Deferred Acquisition Costs (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of period	$ 1,585	$ 710
Acquisition from business combinations and additions		691
Additions	694
Amortization	(293)	(67)
Net change	401	624
Balance, end of period	1,986	1,334
Direct Insurance
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of period	661	0
Acquisition from business combinations and additions		585
Additions	441
Amortization	(262)	(44)
Net change	179	541
Balance, end of period	840	541
Reinsurance
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of period	924	710
Acquisition from business combinations and additions		106
Additions	253
Amortization	(31)	(23)
Net change	222	83
Balance, end of period	$ 1,146	$ 793